SHARE-BASED COMPENSATION	9 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

18. SHARE-BASED COMPENSATION

(a) Share options

In 2018, the Company adopted 2018 Second Amended and Restated Incentive Plan (“2018 Second Plan”).

The Company accounts for share-based compensation costs using a graded-vesting method over the requisite service period for the award based on the fair value on their respectively grant date.

The following table sets forth the share option activities for the fiscal years ended March 31, 2023, 2024 and the nine months ended December 31, 2024:

	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value of options
		US$	YEARS	US$’000	US$

Outstanding as of March 31, 2022	18,513,407	0.75	6.01	2,405.17	1.23

Granted	10,429,567	*	-	-	0.13
Forfeited	(1,353,071)	0.81	-	-	0.33
Exercised	(933,285)	0.01	-	-	0.34

Outstanding as of March 31, 2023	26,656,618	0.48	6.83	9,585.96	0.88

Granted	22,064,611	*	-	-	0.04
Forfeited	(4,522,500)	0.86	-	-	1.81
Exercised	(6,880,590)	*	-	-	0.11

Outstanding as of March 31, 2024	37,318,139	0.24	7.67	8,898.37	0.44

Granted	10,544,400	*	-	-	0.01
Forfeited	(2,078,339)	0.90	-	-	1.68
Exercised	(14,181,600)	*	-	-	0.04

Outstanding as of December 31, 2024	31,602,600	0.21	3.60	14,336.67	0.38
Vested and expected to vest as of December 31, 2024	31,602,600	0.21	3.60	14,336.67	0.38
Exercisable as of December 31, 2024	31,602,600	0.21	3.60	14,336.67	0.38

*	Less than 0.01

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

18. SHARE-BASED COMPENSATION (CONTINUED)

(a) Share options (continued)

As the granted option exercise prices were equal or close to nominal prices during the fiscal years ended March 31, 2023, 2024 and the nine months ended December 31, 2024, their fair values approximated the fair values of the Class A ordinary share on the grant day.

(b) Restricted shares

The following table sets forth the restricted share activity for the fiscal years ended March 31, 2023, 2024 and the nine months ended December 31, 2024:

	Number of shares	Weighted average grant date fair value
		US$

Unvested as of March 31, 2022	-	-

Granted	2,844,235	0.13
Vested	(2,844,235)	0.13

Unvested as of March 31, 2023	-	-

Granted	2,871,270	0.05
Vested	(2,871,270)	0.05

Unvested as of March 31, 2024 and December 31, 2024	-	-

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

18. SHARE-BASED COMPENSATION (CONTINUED)

(c) Performance Awards

In December 2021, the Company issued certain restricted share units with market conditions to certain management (“Performance Awards”). The market conditions are satisfied upon the Company’s achievement of a certain specified market capitalization subject to continuous employment of each recipient. Total numbers of shares to be granted would be a certain percentage of issued and outstanding shares on a fully diluted basis as of the date when the market conditions are fulfilled. The amount of share-based compensation recorded will vary depending on the Company’s attainment of performance-targets and amortized during the requisite service period.

In October 2023 and August 2024, the Company modified the market conditions under the Performance Awards, resulting into an incremental fair value of RMB60.4 million and RMB73.7 million, respectively. The Company will recognize compensation cost equal to the unrecognized grant-date fair value of the original award plus the incremental fair value arising from the modification over the remaining requisite service period unless the respective market condition was actually met.

In October 2024, the market condition of the first tranche was satisfied, which is earlier than the initial estimation, and all remaining unrecognized fair value of the award relating to the first tranche was recognized immediately when the respective market condition was actually met. As of December 31, 2024, the shares relating to the first tranche of the Performance Awards had not yet been issued (“Unissued shares relating to the Performance Awards”).

For the fiscal years ended March 31, 2023, 2024 and the nine months ended December 31, 2024, RMB33.0 million, RMB39.2 million and RMB84.3 million related to Performance Awards was recorded in general and administrative expenses. As of December 31, 2024, total amount of unrecognized expense related to the Performance Awards was RMB76.4 million.

(d) Share-based compensation to Mr. Kun Dai

Please refer to Note 15 for the details of share-based compensation to Mr. Kun Dai.

(e) Share-based compensation expenses by function

The following table sets forth the amounts of share-based compensation expense included in each of the relevant financial statement line items:

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

General and administrative expenses	44,088	72,942	84,663
Research and development expenses	1,709	1,420	128
Sales and marketing expenses	1,516	1,444	136
Total	47,313	75,806	84,927

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)